Goldrich Mining Company (An Exploration Stage Company) Consolidated Statements of Operations, interim periods unaudited (USD $)	9 Months Ended		12 Months Ended		642 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012
Income earned during the exploration stage:
Gold sales and other				$ 1,904,124	$ 2,542,079
Costs of gold sales				(1,261,830)	(1,858,843)
Gross profit on gold sales				642,294	683,236
Operating expenses:
Mine preparation costs				1,034,573	1,034,573
Exploration expense	422,713	2,431,668	2,869,963	211,997	8,714,518
Depreciation, mining and exploration	284,799	414,964	404,044	477,278	1,795,089
Management fees and salaries	171,488	227,740	288,288	562,747	3,398,125
Professional services	105,587	83,351	132,413	161,907	2,020,065
Other general and admin expense	236,535	151,677	236,409	271,333	2,405,539
Office supplies and other expense	9,402	13,555	18,924	17,514	397,663
Directors' fees	8,200	21,800	25,900	13,100	778,475
Mineral property maintenance	38,269	25,821	38,351	32,728	216,238
Reclamation and miscellaneous	5,093	6,537	7,662	1,225	134,083
Loss on partnership venture					53,402
Equipment repairs					25,170
Loss (gain) on disposal of mining properties and equipment		(1,991)	(1,991)		195,290
Total operating expenses	1,282,086	3,375,122	4,019,963	2,784,402	21,168,230
Other (income) expense:
Gain on legal judgment				(127,387)	(127,387)
Royalties, net					(398,752)
Lease and rental income					(99,330)
Interest income	(33)	(2,327)	(2,626)	(4,691)	(286,607)
Interest expense and finance costs	22,960	169,601	147,347	366,607	1,431,742
Loss on settlement of debt		1,946,684	1,946,684		1,946,684
Loss (gain) on foreign currency translation	(605)	(3,333)	(3,333)	(495)	73,473
Total other (income) expense	22,322	2,110,625	2,088,072	234,034	2,539,823
Net loss	1,304,408	5,485,747	6,108,035	2,376,142	23,024,817
Preferred dividends	20,003	14,906	17,142	21,885
Net loss available to common stockholders	$ 1,324,411	$ 5,500,653	$ 6,125,177	$ 2,398,027
Net loss per common share - basic and diluted	$ 0.01	$ 0.08	$ 0.08	$ 0.05
Weighted average common shares outstanding-basic and diluted	94,427,858	72,908,899	77,627,617	47,329,149